DESCRIPTION OF THE PLAN (Details) - EBP 1998	12 Months Ended
Jun. 30, 2025
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	2.50%
Withdrawal restriction period (in years)	2 years
Shares held by plan sold or transferred to participant (in years)	3 years